Operating Lease	12 Months Ended
Mar. 31, 2023
Operating lease [Abstract]
Operating lease

8. Operating lease

As of March 31, 2023, the Company had two non-cancelable office operating lease agreements with two third-party lessors, with lease term of two years and three years, respectively. Both lease agreements matured in September 2024.  The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of March 31,
	2023	2022

Rights of use lease assets	$156,656	$242,665

Operating lease liabilities	$150,139	$244,861

The weighted average remaining lease terms and discount rates for the above operating lease were as follows as of March 31, 2023 and 2022:

	As of March 31,
	2023	2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.46	2.46
Weighted average discount rate	5%	5%

During the years ended March 31, 2023, 2022, and 2021, the Company incurred total operating lease expenses of $104,557, $115,176, and $119,759, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2023:

Twelve months ended March 31, 2024	$110,982
Twelve months ended March 31, 2025 and thereafter	44,141
Total lease payments	155,123
Less: imputed interest	(4,984)
Present value of lease liabilities	$150,139